N-2	May 29, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001869040
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Entity Registrant Name	LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
Entity Address, Address Line One	500 Davis Center
Entity Address, Address Line Two	Suite 1004
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201
City Area Code	(312)
Local Phone Number	878-3830
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	May 31, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load (percentage of purchase amount)	None
Repurchase proceeds processed by wire transfer fee (per wire redemption; deducted directly from account)[1]	$15.00

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 15.00	[1]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets attributable to Shares)
Management Fee	1.00%
Other Expenses	0.75%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Expenses[3]	1.76%
Less Fee Waiver and Expense Reimbursement[4]	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.26%

1.	If Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Fund’s administrator, which is currently $15.
2.	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds.
3.	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
4.	Lind Capital Partners, LLC, the investment adviser to the Fund (the “Adviser”), has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least May 31, 2027, to ensure that total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, extraordinary expenses such as litigation and merger or reorganization costs, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business), will not exceed 1.25% of the Fund’s average daily net assets. The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is considered) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser.

Management Fees [Percent]	1.00%
Acquired Fund Fees and Expenses [Percent]	0.01%	[2]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.75%	[2]
Total Annual Expenses [Percent]	1.76%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.50%)	[4]
Net Expense over Assets [Percent]	1.26%
Expense Example [Table Text Block]
1 YEAR	3 YEARS	5 YEARS	10 YEARS
$128	$505	$907	$2,032

Expense Example, Year 01	$ 128
Expense Example, Years 1 to 3	505
Expense Example, Years 1 to 5	907
Expense Example, Years 1 to 10	$ 2,032
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment ObjectiveS

The investment objectives of the Fund are to generate high current income from investments in municipal securities exempt from regular federal income tax and capital preservation. Additional return via capital appreciation is a secondary investment objective of the Fund. The Fund’s investment objective and principal investment strategy are not fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Fund will primarily invest in high-yield, U.S. dollar denominated municipal securities exempt from federal income tax (“Municipal Bonds”). High-yield bonds, including the Municipal Bonds in which the Fund invests, are commonly referred to as “below-investment grade” or junk bonds. Below-investment grade ratings are determined by Moody’s Investor Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), or Fitch, Inc. (“Fitch”), or, if a bond is unrated, by the Adviser to be of comparable quality. The Adviser anticipates a significant percentage of portfolio securities will not be rated by any rating agency. The Fund may also invest in higher rated Municipal Bonds or use derivatives such as options, futures contracts, or swap agreements to mitigate interest rate or credit risk. Additionally, the Fund may invest in mutual funds or exchange-traded funds (“ETF”) for cash management purposes. The Fund focuses its investments on smaller issues, which it defines as issues of $10 million to $125 million.

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of the issuance, exempt from regular federal income tax (the “80% Policy”). The Fund’s 80% Policy is fundamental and may not be changed by the Board without shareholder approval. Municipal Bonds are generally issued by or on behalf of U.S. states, territories, or possessions and their political subdivisions, agencies, and instrumentalities. For purposes of the Fund’s 80% policy, the Fund values its derivative instruments based on their market value.

The Fund’s portfolio will consist of fixed-rate securities with maturities of 10 years or longer, although the Fund may invest in securities of any maturity or duration. Maturity is when a security’s principal amount is due. Duration is the sensitivity, expressed in years, of the price of a fixed-income security to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes, which typically corresponds to increased volatility and risk, than securities with shorter durations. For example, if a security or portfolio has a duration of three years and interest rates increase by 1%, then the security or portfolio would decline in value by approximately 3%. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s other features. The Fund does not target an average portfolio duration or benchmark its portfolio to any bond index. The Fund does not target a specific yield to maturity, which is a measure of the expected annual return an investor would receive on a fixed-interest security if the security is held to maturity and all coupon and principal payments are made as scheduled.

The Adviser conducts credit analyses using the following factors: (i) reliability of the income stream to pay principal and interest on the bonds, when due; (ii) quality of the investment’s borrower or guarantor; (iii) the financial health and outlook for the geographic location of the investment; (iv) competitiveness and market position of any facility supporting the investment; and (v) the structural features of the investment. The Adviser conducts an exhaustive credit analysis at the time of purchase and on an ongoing basis.

The Adviser targets specific sub-sectors of the high yield municipal market that it believes offer superior risk-reward and in which active credit management can generate high income and capital appreciation opportunities. The Adviser maintains a proprietary “approved list” of municipal borrowers that meet credit, yield, and structural parameters and have undergone initial due diligence review. The portfolio managers continually updated and expanded the list to enable the Adviser to capitalize on trading opportunities when they arise.

The Fund invests across sectors and geographic regions, but will primarily invest in the following sectors and sub-sectors within the municipal bond market:

●	Senior Living,

●	Education (such as colleges and universities, private secondary educational institutions, charter schools),

●	Healthcare (such as acute care hospitals, Federally Qualified Health Centers),

●	Economic Development,

●	Public Utilities,

●	Resource Recovery,

●	Transportation,

●	Housing (such as multi-family and student housing), and

●	Special Taxing Districts.

The Fund may invest in other types of fixed-income securities, including bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis and may engage in short sales. The Fund may also invest in other investment companies whose underlying assets are Municipal Bonds. The Fund can, without limitation, seek market exposure to Municipal Bonds by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

To enhance the Fund’s liquidity, particularly during redemption periods, the Adviser may sell certain of the Fund’s assets. The Fund expects to hold liquid assets to the extent required for purposes of liquidity management and compliance with the 1940 Act. Generally, and under normal market conditions, the Fund will hold less than 20% of its net assets in cash or cash equivalents. To the extent consistent with the applicable liquidity requirements for interval funds under Rule 23c-3 of the 1940 Act, the Fund may invest without limit in illiquid investments.

The Adviser employs three main sell disciplines: 1) to exit a position in advance of credit decline that could materially impact success of project, 2) to execute relative value swaps and improve risk-return profile, and 3) to harvest tax-losses opportunistically.

The Fund is a “non-diversified” investment company and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.” Under normal circumstances, the Fund will hold 25 to 200 investments.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk: The Fund could lose money if the issuer, guarantor, or insurers of a fixed-income security, or the counterparty to a derivative considered primarily speculative regarding the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Municipal Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Municipal Bond Risk: The Fund may be affected significantly by the economic, regulatory, or political developments affecting the ability of obligors of Municipal Bonds to pay interest or repay principal. The values of Municipal Bonds held by the Fund may be adversely affected by local political and economic conditions and developments. The Fund may make significant investments in a particular segment of the municipal bond market or in the debt of issuers located in the same state or territory. Adverse conditions in such industry or location could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. The amount of public information available about municipal bonds is generally less than for certain corporate equities or bonds, meaning that the investment performance of the Fund may be more dependent on the analytical abilities of the Fund’s Adviser than funds that invest in stock or other corporate investments.

The Fund has a fundamental policy to not concentrate its investments in issuers in any one industry or group of related industries (the “Concentration Policy”). The SEC and its staff have taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration in that industry. Many types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” or “group of related industries” unless the municipal security is backed principally by the assets and revenues of non-governmental issuers. See Fundamental Investment Policies and Restrictions in the Fund’s statement of additional information for more details on the Concentration Policy.

Interests Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk: Fixed-income securities will decline in value because of an increase in interest rates. The values of debt instruments, including Municipal Bonds, usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.

High Yield Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. Such bonds are considered predominantly speculative and may be questionable as to principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Unrated municipal bonds determined by the Fund’s Adviser to be of comparable quality to rated municipal bonds which the Fund may purchase may pay a higher interest rate than such rated municipal bonds and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated municipal bonds or issuers than rated bonds or issuers.

Special Risks Related To Certain Municipal Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks Related to Certain Municipal Securities: The Fund may invest in many different types of municipal securities with different types of risks. The following are specific types of risks associated with investments in particular types of municipal securities.

Senior Living Bond Risks. The success of senior living facilities is dependent on their ability to attract senior citizens with the ability to pay for the housing and other services provided by the facility. While a portion of these fees may be reimbursed by government programs, many senior living facilities are substantially dependent on the ability of seniors to sell their homes in order to afford to move into the senior living facility. Disruptions in local housing markets may negatively impact the ability of senior living facilities to attract occupants and to remain profitable. If such disruptions occur, or are perceived as likely to occur, the value of municipal bonds supported by the revenues of such senior facilities is likely to fall.

Education Bond Risk. Revenue bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Key factors that may lead to declining or insufficient revenues are restrictions on students’ ability to pay tuition, availability of state and federal funding and general economic conditions.

Health Care Bond Risk. The Fund may invest in health care bonds, including revenue bonds financing certain types of hospitals. A significant source of revenues for the health care industry is payments from Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs which could in turn affect the issuer’s ability to repay the obligations associated with the specific bond. Several other factors may also affect the health care industry and the value and credit quality of health care bonds.

Economic Development Revenue Bond Risk. These bonds normally are secured only by the revenues from the project and not by the taxing authority of the issuing municipality. Consequently, the credit quality of these bonds is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. In addition, these types of revenue bonds are subject to a wide variety of risks, many of which relate to the nature of the specific project.

Public Utilities Risk. Public utilities revenue bonds, such as water and sewer bonds are often considered to have relatively secure credit as a result of their issuer’s importance, monopoly status and generally unimpeded ability to raise rates. However, lack of water supply has led to past defaults. Further, public resistance to rate increases, costly environmental litigation and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Resource Recovery Bond Risk. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation is involved, at least during the construction phase, and the revenue stream is secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

Transportation Bond Risk. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Housing Bond Risk. Housing revenue bonds are generally issued by a state, county, city, local housing authority or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family and student housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions and changes to current laws and regulations.

Special Taxing Districts. There are also certain risks related to special taxing district revenue bonds associated with the potential failure of the tax levy to generate sufficient revenue to pay the obligations on such special tax district revenue bonds. They often are exposed to real estate development-related risks and can have more taxpayer concentration risk than general tax supported bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if a sufficient number of taxpayers fail to pay the assessments, fees and taxes as provided in the financing plans of the districts.

Public Health Emergencies. Investments in municipal securities are subject to risks associated with the financial health of the issuers of such securities or the revenue associated with underlying projects. For example, the COVID-19 pandemic significantly stressed the financial resources of many municipalities and other issuers of municipal securities, which may impair their ability to meet their financial obligations and may harm the value or liquidity of a fund’s investments in municipal securities. Responses by municipalities and other governmental authorities to the COVID-19 pandemic caused disruptions in business and other activities. These and other effects of the COVID-19 pandemic, such as increased unemployment levels, impacted tax and other revenues of municipalities and other issuers of municipal securities and the financial conditions of such issuers. In addition, in response to the COVID-19 pandemic, governmental authorities and regulators enacted significant fiscal and monetary policy changes, which presented heightened risks to municipal securities, and such risks could be even further heightened if these actions are unexpectedly or suddenly discontinued, disrupted, reversed or are ineffective in achieving their desired outcomes or lead to increases in inflation. Furthermore, governmental authorities have proposed various forms of relief for municipal issuers. As a result, there is an increased budgetary and financial pressure on municipalities and other issuers of municipal securities and heightened risk of default or other adverse credit or similar events for issuers of municipal securities, which would adversely impact a Fund’s investments.

Liquidity Risk. A particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities. Inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the bonds’ prices and hurt performance.

The Fund may invest in securities which are, or which become, illiquid. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose readily of illiquid securities when that would be beneficial at a favorable time or price or at prices approximating those at which the Fund currently values them. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

Derivatives Risk. The risk of investing in derivative instruments (such as futures, swaps, and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Tax Risk. Income from municipal bonds held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer or other obligated party. Investments in taxable municipal bonds and certain derivatives utilized by the Fund may cause the Fund to have taxable investment income.

Leveraging Risk. Certain transactions of the Fund, such as reverse repurchase agreements, the use of when-issued, delayed delivery, forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk. The investment techniques and risk analyses applied by the Adviser will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Adviser and the individual portfolio manager, and may cause the Adviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols require the Fund to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other registered investment companies to calculate their NAVs. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Non-Diversified Status Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Similarly, the Fund may be subject to increased economic, business or political risk to the extent that it invests a substantial portion of its assets in a particular currency, in a group of related industries, in a particular issuer, in the bonds of similar projects or in a narrowly defined geographic area outside the U.S. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Code, which imposes its own diversification requirements.

Risk of Failure to Qualify as a Registered Investment Company (“RIC”). The Fund may be subject to substantial tax liabilities if it fails to qualify as a RIC.

Other Investment Policies and Risks

Short-Term Investments. The Fund may utilize short-term investments, including, but not limited to cash or high-quality cash equivalents, including money market instruments, including money market investment companies and ETFs, short-term debt securities, commercial paper, certificates of deposit, banker’s acceptances and time deposits (“Cash Equivalents”), for cash management purposes such as to meet expenses, pending the investment of assets, or to maintain the liquidity necessary to effect repurchases of Shares. The Fund may have significant holdings in cash and Cash Equivalents, generally at least 5%, and at times substantially more than 5% when seeking attractive investment opportunities and/or suitable investments.

Temporary Defensive Investments. In response to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high-quality Cash Equivalents. A defensive position taken at the wrong time may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

When a temporary defensive position is believed by the Adviser to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or Cash Equivalents, that the Adviser determines in its judgment to be of appropriate creditworthiness. Money market instruments in which the Fund may invest include obligations of the U.S. government, its agencies or instrumentalities, commercial paper that the Adviser determines to be investment grade, and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds, including ETFs. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. The Fund may find it more difficult to achieve its investment objective during temporary defensive periods.

Repurchase Offers. The Fund is an “interval fund” and, to provide liquidity to shareholders, it intends to conduct quarterly repurchase offers of the outstanding shares at NAV, subject to approval of the Board. In each quarter, such repurchase offers will be for at least 5% of its outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding shares under ordinary circumstances. Repurchase offers and the need to fund repurchase obligations may affect the Fund’s ability to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments.

The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, as defined in the section “Periodic Repurchase Offers.” If the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders. Please see the section titled “Tax Considerations” for more information on the tax treatment of the Fund and its Shares.

Risk of Illiquidity of Fund Shares. There is presently no market for the Fund’s Shares, which have limited liquidity and currently can be sold by Shareholders only in the quarterly repurchase program of the Fund; unless and until a secondary market for the Fund’s Shares develops, which the Fund has no reason to anticipate at this time, you will not be able to control the timing or the number of Shares that you desire to sell. The Fund’s Shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. Additionally, the Fund does not expect that a secondary market in its Shares will develop.

As a closed-end “interval fund,” the Fund makes quarterly repurchase offers for 5% of the Fund’s outstanding Shares at NAV. Even though the Fund makes quarterly repurchase offers, investors should consider the Fund’s Shares to be illiquid. There is no guarantee that you will be able to sell the number of Shares that you wish to tender during a given repurchase offer.

Market Risk. Securities held by the Fund may fall in market value due to adverse market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate and the particular circumstances and performance of particular companies whose securities the Fund holds.

An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. There can be no assurance that the Fund will not incur losses. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. An investment in the Shares is subject to risks and involves a heightened risk of total loss of investment.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy.

For example, the economic crisis initially caused by the outbreak of COVID-19 reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates, which, in some cases resulted in, and may in the future result in, negative interest rates. These actions, including their possible unexpected or sudden discontinuance, reversal, or potential ineffectiveness (including the perception by investors as unlikely to achieve the desired results), could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty and adversely affect the value of the Fund’s investments and the performance of the Fund. In addition, the impact of the economic and public health crisis in emerging market countries may be greater due to their generally less established healthcare systems and capabilities with respect to fiscal and monetary policies, which may exacerbate other pre-existing political, social, and economic risks.

Management and Operational Risk. The Fund’s investment activities involve a significant degree of risk. The performance of any investment is subject to numerous factors which are neither within the control of nor predictable by the Adviser. There can be no assurance that any investment method employed on behalf of the Fund will produce profitable results. Profitable investing is often dependent on anticipating trends.

The investment advisory agreement between the Fund and the Adviser (the “Advisory Agreement”) gives the Adviser broad discretionary power to decide what investments the Fund will make and what strategies it will use. The Adviser may, at times, decide not to make certain investments, thereby foregoing participation in price movements that would have yielded profits or avoided losses.

The services of the Adviser are essential to the continued operations of the Fund. If its services were no longer available, its absence could have a material adverse impact upon an investment in the Fund.

Cybersecurity Risk. The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

Senior Living Bond Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Living Bond Risks. The success of senior living facilities is dependent on their ability to attract senior citizens with the ability to pay for the housing and other services provided by the facility. While a portion of these fees may be reimbursed by government programs, many senior living facilities are substantially dependent on the ability of seniors to sell their homes in order to afford to move into the senior living facility. Disruptions in local housing markets may negatively impact the ability of senior living facilities to attract occupants and to remain profitable. If such disruptions occur, or are perceived as likely to occur, the value of municipal bonds supported by the revenues of such senior facilities is likely to fall.

Education Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Education Bond Risk. Revenue bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Key factors that may lead to declining or insufficient revenues are restrictions on students’ ability to pay tuition, availability of state and federal funding and general economic conditions.

Health Care Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Health Care Bond Risk. The Fund may invest in health care bonds, including revenue bonds financing certain types of hospitals. A significant source of revenues for the health care industry is payments from Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs which could in turn affect the issuer’s ability to repay the obligations associated with the specific bond. Several other factors may also affect the health care industry and the value and credit quality of health care bonds.

Economic Development Revenue Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic Development Revenue Bond Risk. These bonds normally are secured only by the revenues from the project and not by the taxing authority of the issuing municipality. Consequently, the credit quality of these bonds is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. In addition, these types of revenue bonds are subject to a wide variety of risks, many of which relate to the nature of the specific project.

Public Utilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Utilities Risk. Public utilities revenue bonds, such as water and sewer bonds are often considered to have relatively secure credit as a result of their issuer’s importance, monopoly status and generally unimpeded ability to raise rates. However, lack of water supply has led to past defaults. Further, public resistance to rate increases, costly environmental litigation and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Resource Recovery Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Resource Recovery Bond Risk. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation is involved, at least during the construction phase, and the revenue stream is secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

Transportation Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Transportation Bond Risk. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Housing Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Housing Bond Risk. Housing revenue bonds are generally issued by a state, county, city, local housing authority or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family and student housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions and changes to current laws and regulations.

Special Taxing Districts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Taxing Districts. There are also certain risks related to special taxing district revenue bonds associated with the potential failure of the tax levy to generate sufficient revenue to pay the obligations on such special tax district revenue bonds. They often are exposed to real estate development-related risks and can have more taxpayer concentration risk than general tax supported bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if a sufficient number of taxpayers fail to pay the assessments, fees and taxes as provided in the financing plans of the districts.

Public Health Emergencies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Health Emergencies. Investments in municipal securities are subject to risks associated with the financial health of the issuers of such securities or the revenue associated with underlying projects. For example, the COVID-19 pandemic significantly stressed the financial resources of many municipalities and other issuers of municipal securities, which may impair their ability to meet their financial obligations and may harm the value or liquidity of a fund’s investments in municipal securities. Responses by municipalities and other governmental authorities to the COVID-19 pandemic caused disruptions in business and other activities. These and other effects of the COVID-19 pandemic, such as increased unemployment levels, impacted tax and other revenues of municipalities and other issuers of municipal securities and the financial conditions of such issuers. In addition, in response to the COVID-19 pandemic, governmental authorities and regulators enacted significant fiscal and monetary policy changes, which presented heightened risks to municipal securities, and such risks could be even further heightened if these actions are unexpectedly or suddenly discontinued, disrupted, reversed or are ineffective in achieving their desired outcomes or lead to increases in inflation. Furthermore, governmental authorities have proposed various forms of relief for municipal issuers. As a result, there is an increased budgetary and financial pressure on municipalities and other issuers of municipal securities and heightened risk of default or other adverse credit or similar events for issuers of municipal securities, which would adversely impact a Fund’s investments.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. A particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities. Inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the bonds’ prices and hurt performance.

The Fund may invest in securities which are, or which become, illiquid. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose readily of illiquid securities when that would be beneficial at a favorable time or price or at prices approximating those at which the Fund currently values them. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. The risk of investing in derivative instruments (such as futures, swaps, and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. Income from municipal bonds held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer or other obligated party. Investments in taxable municipal bonds and certain derivatives utilized by the Fund may cause the Fund to have taxable investment income.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. Certain transactions of the Fund, such as reverse repurchase agreements, the use of when-issued, delayed delivery, forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The investment techniques and risk analyses applied by the Adviser will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Adviser and the individual portfolio manager, and may cause the Adviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols require the Fund to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other registered investment companies to calculate their NAVs. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Similarly, the Fund may be subject to increased economic, business or political risk to the extent that it invests a substantial portion of its assets in a particular currency, in a group of related industries, in a particular issuer, in the bonds of similar projects or in a narrowly defined geographic area outside the U.S. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Code, which imposes its own diversification requirements.

Risk Of Failure To Qualify As A Registered Investment Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risk of Failure to Qualify as a Registered Investment Company (“RIC”). The Fund may be subject to substantial tax liabilities if it fails to qualify as a RIC.
Short Term Investment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short-Term Investments. The Fund may utilize short-term investments, including, but not limited to cash or high-quality cash equivalents, including money market instruments, including money market investment companies and ETFs, short-term debt securities, commercial paper, certificates of deposit, banker’s acceptances and time deposits (“Cash Equivalents”), for cash management purposes such as to meet expenses, pending the investment of assets, or to maintain the liquidity necessary to effect repurchases of Shares. The Fund may have significant holdings in cash and Cash Equivalents, generally at least 5%, and at times substantially more than 5% when seeking attractive investment opportunities and/or suitable investments.

Temporary Defensive Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Defensive Investments. In response to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high-quality Cash Equivalents. A defensive position taken at the wrong time may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

When a temporary defensive position is believed by the Adviser to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or Cash Equivalents, that the Adviser determines in its judgment to be of appropriate creditworthiness. Money market instruments in which the Fund may invest include obligations of the U.S. government, its agencies or instrumentalities, commercial paper that the Adviser determines to be investment grade, and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds, including ETFs. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. The Fund may find it more difficult to achieve its investment objective during temporary defensive periods.

Repurchase Offers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers. The Fund is an “interval fund” and, to provide liquidity to shareholders, it intends to conduct quarterly repurchase offers of the outstanding shares at NAV, subject to approval of the Board. In each quarter, such repurchase offers will be for at least 5% of its outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding shares under ordinary circumstances. Repurchase offers and the need to fund repurchase obligations may affect the Fund’s ability to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments.

The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, as defined in the section “Periodic Repurchase Offers.” If the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders. Please see the section titled “Tax Considerations” for more information on the tax treatment of the Fund and its Shares.

Risk Of Illiquidity Of Fund Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Illiquidity of Fund Shares. There is presently no market for the Fund’s Shares, which have limited liquidity and currently can be sold by Shareholders only in the quarterly repurchase program of the Fund; unless and until a secondary market for the Fund’s Shares develops, which the Fund has no reason to anticipate at this time, you will not be able to control the timing or the number of Shares that you desire to sell. The Fund’s Shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. Additionally, the Fund does not expect that a secondary market in its Shares will develop.

As a closed-end “interval fund,” the Fund makes quarterly repurchase offers for 5% of the Fund’s outstanding Shares at NAV. Even though the Fund makes quarterly repurchase offers, investors should consider the Fund’s Shares to be illiquid. There is no guarantee that you will be able to sell the number of Shares that you wish to tender during a given repurchase offer.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. Securities held by the Fund may fall in market value due to adverse market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate and the particular circumstances and performance of particular companies whose securities the Fund holds.

An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. There can be no assurance that the Fund will not incur losses. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. An investment in the Shares is subject to risks and involves a heightened risk of total loss of investment.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy.

For example, the economic crisis initially caused by the outbreak of COVID-19 reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates, which, in some cases resulted in, and may in the future result in, negative interest rates. These actions, including their possible unexpected or sudden discontinuance, reversal, or potential ineffectiveness (including the perception by investors as unlikely to achieve the desired results), could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty and adversely affect the value of the Fund’s investments and the performance of the Fund. In addition, the impact of the economic and public health crisis in emerging market countries may be greater due to their generally less established healthcare systems and capabilities with respect to fiscal and monetary policies, which may exacerbate other pre-existing political, social, and economic risks.

Management And Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management and Operational Risk. The Fund’s investment activities involve a significant degree of risk. The performance of any investment is subject to numerous factors which are neither within the control of nor predictable by the Adviser. There can be no assurance that any investment method employed on behalf of the Fund will produce profitable results. Profitable investing is often dependent on anticipating trends.

The investment advisory agreement between the Fund and the Adviser (the “Advisory Agreement”) gives the Adviser broad discretionary power to decide what investments the Fund will make and what strategies it will use. The Adviser may, at times, decide not to make certain investments, thereby foregoing participation in price movements that would have yielded profits or avoided losses.

The services of the Adviser are essential to the continued operations of the Fund. If its services were no longer available, its absence could have a material adverse impact upon an investment in the Fund.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	FinTech Law
Entity Address, Address Line Two	6224 Turpin Hills Drive
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45244
Contact Personnel Name	Bo J. Howell

[1]	If Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Fund’s administrator, which is currently $15.
[2]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds.
[3]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	Lind Capital Partners, LLC, the investment adviser to the Fund (the “Adviser”), has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least May 31, 2027, to ensure that total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, extraordinary expenses such as litigation and merger or reorganization costs, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business), will not exceed 1.25% of the Fund’s average daily net assets. The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is considered) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser.